December 1, 2008
Supplement

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE PROSPECTUS OF
MORGAN STANLEY MORTGAGE SECURITIES TRUST
Dated February 29, 2008

The second and third paragraphs of the section of the Prospectus entitled “The Fund — Fund Management” are hereby deleted and replaced with the following:

The Fund is managed within the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Sheila Huang, an Executive Director of the Investment Adviser, is the lead portfolio manager and is primarily responsible for the day-to-day management of the Fund.

Ms. Huang has been associated with the Investment Adviser in an investment management capacity since August 2008 and began managing the Fund in August 2008. Prior to August 2008, Ms. Huang was a Director and portfolio manager at Highland Capital from 2007 to 2008. From 2003 to 2007, Ms. Huang was a portfolio manager with Credit Suisse.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

FDLSPT1

December 1, 2008
Supplement

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY MORTGAGE SECURITIES TRUST
Dated February 29, 2008

The section of the Statement of Additional Information entitled “V. Investment Advisory and Other Services — G. Fund Management” is hereby revised to delete all references to Scott F. Richard.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.